Basis of presentation - Going concern - February 2024 Public Offering (Details) - USD ($)			3 Months Ended			9 Months Ended
	Oct. 03, 2024	Feb. 26, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 06, 2024	Oct. 15, 2024	Oct. 13, 2023	Feb. 03, 2023
Basis of presentation
Issuance of common shares (note 14) (in shares)						2,828,249
Gross proceeds						$ 495,649	$ 6,620,699
Aggregate debt financing						$ 36,218,275	$ 9,299,000
Aggregate principal amount	$ 5,106,599							$ 5,106,599	$ 5,106,599	$ 6,505,000	$ 750,000
February 2024 Direct Offering
Basis of presentation
Issuance of common shares (note 14) (in shares)		2,828,249
Share price		$ 0.2
Gross proceeds		$ 565,649
Common Stock [Member]
Basis of presentation
Issuance of common shares (note 14) (in shares)			2,828,249	1,973,831	11,363,635
Common Stock [Member] | Convertible Subordinated Debt [Member]
Basis of presentation
Debt Conversion, Converted Instrument, Shares Issued	134,667,522
Debt Instrument, Convertible, Conversion Price	$ 0.078